Other reserves - Translation Reserve Comprises (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Total equity	£ 3,832.7	£ 4,160.4	£ 4,069.0	£ 5,050.1
Translation reserve
Disclosure of reserves within equity [line items]
Total equity	229.9	526.6	227.2	£ 307.1
Balance relating to continuing net investment hedges
Disclosure of reserves within equity [line items]
Total equity	(53.1)	(143.8)	(2.3)
Balance relating to discontinued net investment hedges
Disclosure of reserves within equity [line items]
Total equity	(67.5)	(85.0)	(85.0)
Balance related to foreign exchange differences on translation of foreign operations
Disclosure of reserves within equity [line items]
Total equity	£ 350.5	£ 755.4	£ 314.5